DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Feb. 05, 2020	Feb. 29, 2020	Feb. 23, 2019
Derivative [Line Items]
Loss on cash flow hedges	$ 37.1
Interest rate swaps
Derivative [Line Items]
Notional amount		$ 2,023.0	$ 2,123.2
Interest rate swaps | Derivatives designated as hedging instruments | Cash flow hedging
Derivative [Line Items]
Notional amount		$ 0.0	$ 2,065.2